Inventories - Summary of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Ore stockpiles	$ 10,910	$ 9,856
In-process inventory and finished goods	141,975	102,884
Materials and supplies	126,110	123,150
Inventories	$ 278,995	$ 235,890